STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 12,598,187,281	$ 11,550,738,669
Receivables:
Notes receivable from participants	146,091,270	125,855,112
Employer contributions receivable	5,998,142	9,289,168
Total receivables	152,089,412	135,144,280
Total assets	12,750,276,693	11,685,882,949
Liabilities
Accrued expenses	1,100,566	723,336
Total liabilities	1,100,566	723,336
Net assets available for benefits	$ 12,749,176,127	$ 11,685,159,613